CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 27, 2015	Dec. 26, 2014
Current Assets:
Cash and cash equivalents	$ 6,576	$ 6,064
Accounts receivable - trade (net of allowance for doubtful accounts of $4,301 and $4,190 as of March 27, 2015 and December 26, 2014, respectively)	192,243	177,878
Inventories	317,545	302,743
Prepaid expenses and other current assets	36,378	42,596
Income taxes receivable	8,082	4,139
Deferred income taxes	30,259	30,290
Total current assets	591,083	563,710
Property and equipment, net	54,587	54,844
Goodwill	486,439	486,439
Other intangible assets, net	333,726	345,314
Other assets	9,143	10,315
Total assets	1,474,978	1,460,622
Current Liabilities:
Accounts payable	121,127	126,116
Accrued expenses and other current liabilities	86,311	96,272
Accrued interest	6,650	17,305
Current portion of long-term debt	3,500	83,500
Current portion of capital leases	1	10
Total current liabilities	217,589	323,203
Long-Term Liabilities:
Deferred income taxes	117,844	116,358
Long-term debt, net of current portion	824,255	702,099
Other liabilities	2,243	2,445
Total liabilities	1,161,931	1,144,105
Commitments and contingencies (see Note 4)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,502,092 and 1,501,418 shares issued and 1,499,053 and 1,499,142 shares outstanding as of March 27, 2015 and December 26, 2014, respectively	15	15
Additional paid-in capital	401,286	400,231
Accumulated deficit	(85,612)	(81,856)
Accumulated other comprehensive loss	(1,697)	(1,165)
Treasury stock, at cost, 3,039 and 2,276 shares held as of March 27, 2015 and December 26, 2014, respectively	(945)	(708)
Total stockholders' equity	313,047	316,517
Total liabilities and stockholders' equity	$ 1,474,978	$ 1,460,622